Other Components of Equity - Disclosure of Detailed Information About Other Components Of Equity Explanatory [Text Block] (Detail) - 12 months ended Mar. 31, 2020 - Reserve of gains and losses from investments in Debt instruments [Member]
₨ in Millions, $ in Millions
	USD ($)	INR (₨)
Other comprehensive income for the year	$ 18.0	₨ 1,362.4
Income tax relating to gain/(loss) recognized on equity investments, where applicable	(6.3)	(476.1)
Balance at the end	$ 11.7	₨ 886.3